Provisions - Other Benefit Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other provisions [abstract]
Provisions	$ 198,583	$ 163,783	$ 130,943
Other Provisions Provisions For Taxes
Other provisions [abstract]
Provisions	2,506	$ 6,053
Other Provisions for Reclaiming Land
Other provisions [abstract]
Provisions	$ 6,422